Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (5,856)	$ (1,532)	$ (1,051)
Less: Net loss (income) from discontinued operations	51	(20)	46
Loss from continuing operations	(5,805)	(1,552)	(1,005)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Share-based compensation	447	10	39
Change in fair value of convertible securities	952	443	(219)
Effect of exchange rates	8	4	(13)
Accrued interest on short-term debt from shareholders		29	49
Accrued interest on short-term deposit	(49)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(370)	88	12
Accounts payable	152	(5)	(116)
Non-cash lease expense	12
Operating lease liabilities	(27)
Accrued expense and other current liabilities	(182)	322	271
Cash used in operating activities from continuing operations	(4,862)	(661)	(982)
Net cash used in operating activities from discontinued operations	(56)	(4)	(47)
Net cash used in operating activities	(4,918)	(665)	(1,029)
Cash flows from investing activities:
Short-term deposit	(3,000)
Purchase of property and equipment	(14)
Cash used in investing activities from continuing operations	(3,014)
Cash used in investing activities from discontinued operations
Cash used in investing activities	(3,014)
Cash flows from financing activities:
Proceeds from issuance of convertible securities (of which $50 and $200 and $100 are with related parties in 2025, 2024 and 2023 respectively)	435	1,000	995
Proceeds from short-term debt from shareholders (of which $0, $0 and $60 are with related parties in 2025, 2024 and 2023, respectively)			60
Proceeds from issuance of Ordinary Shares and warrants in an initial public offering, net	8,485
Payments in connection with deferred offering costs		(230)
Net cash provided by financing activities	8,920	770	1,055
Cash used in financing activities from discontinued operations
Cash provided by financing activities	8,920	770	1,055
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(8)	(4)	13
Net increase (decrease) in cash and cash equivalents	980	101	39
Cash, cash equivalents and restricted cash at beginning of year	311	210	171
Cash, cash equivalents and restricted cash at end of year	1,291	311	210
Supplemental disclosure of non-cash investing and financing activities:
Offering cost included in accrued expense and other current liabilities	55	30
Operating lease right-of-use assets acquired through lease liability	145
Deferred offering costs transferred to additional paid-in-capital	260
Conversion of short-term debt from shareholders to 2024 SAFEs		636
Conversion of SAFEs into ordinary shares	3,189	2,107
Cash and cash equivalents	1,237	284	193
Restricted cash	54	27	17
Cash, cash equivalents and restricted cash at end of year	$ 1,291	$ 311	$ 210